International Operations (Tables)	12 Months Ended
Dec. 31, 2015
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2015
	Total assets at period end (a)	$76,679	(b)	$17,829	$1,176	$95,684	$298,096	$393,780
	Total revenue	3,932	(b)	904	577	5,413	9,781	15,194
	Income before income taxes	1,436		451	269	2,156	2,079	4,235
	Net income	1,163		365	218	1,746	1,476	3,222
2014
	Total assets at period end (a)	$86,189	(b)	$16,812	$1,516	$104,517	$280,786	$385,303
	Total revenue	3,931	(b)	1,383	645	5,959	9,733	15,692
	Income before income taxes	985		913	365	2,263	1,300	3,563
	Net income	775		719	287	1,781	870	2,651
2013
	Total assets at period end (a)	$70,046	(b)	$20,498	$1,808	$92,352	$282,164	$374,516
	Total revenue	3,821	(b)	936	738	5,495	9,553	15,048
	Income before income taxes	1,015		493	414	1,922	1,855	3,777
	Net income	822		399	335	1,556	629	2,185

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.3 billion, $2.3 billion and $2.3 billion and assets of approximately $33.2 billion, $46.2 billion and $36.4 billion in 2015, 2014, and 2013, respectively, of international operations domiciled in the UK, which is 15%, 15% and 15% of total revenue and 8%, 12% and 10% of total assets, respectively.